Fair Value Measurements - Significant Unobservable Inputs for Level 3 - Free-standing Derivatives (Details) - Level 3 $ in Millions	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Discounted cash flows | Interest rate swaps | Interest rate derivatives
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair Value		$ 3
Discounted cash flows | Swap curve beyond 30 years | Interest rate swaps | Interest rate derivatives
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Impact of Increase in Input on Fair Value		Decrease
Discounted cash flows | Swap curve beyond 30 years | Minimum | Interest rate swaps | Interest rate derivatives
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input		0.02
Discounted cash flows | Swap curve beyond 30 years | Maximum | Interest rate swaps | Interest rate derivatives
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input		0.02
Discounted cash flows | Swap curve beyond 30 years | Weighted Average | Interest rate swaps | Interest rate derivatives
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input		0.02
Option model | Equity options | Macro hedge program
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair Value	$ 65	$ (195)
Impact of Increase in Input on Fair Value		Increase
Option model | Interest rate swaptions | Interest rate derivatives
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair Value		$ (3)
Impact of Increase in Input on Fair Value		Increase
Option model | Interest rate swaptions | Macro hedge program
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair Value	$ 97	$ 7
Option model | Price volatility | Equity options | Macro hedge program
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Impact of Increase in Input on Fair Value	Increase
Option model | Price volatility | Interest rate swaptions | Macro hedge program
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Impact of Increase in Input on Fair Value	Increase	Increase
Option model | Price volatility | Minimum | Equity options | Macro hedge program
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input	0.18	0.17
Option model | Price volatility | Minimum | Interest rate swaptions | Interest rate derivatives
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input		0.01
Option model | Price volatility | Minimum | Interest rate swaptions | Macro hedge program
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input	0.01	0.01
Option model | Price volatility | Maximum | Equity options | Macro hedge program
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input	0.64	0.63
Option model | Price volatility | Maximum | Interest rate swaptions | Interest rate derivatives
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input		0.01
Option model | Price volatility | Maximum | Interest rate swaptions | Macro hedge program
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input	0.01	0.01
Option model | Price volatility | Weighted Average | Equity options | Macro hedge program
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input	0.26	0.28
Option model | Price volatility | Weighted Average | Interest rate swaptions | Interest rate derivatives
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input		0.01
Option model | Price volatility | Weighted Average | Interest rate swaptions | Macro hedge program
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input	0.01	0.01